Share-Based Compensation Plans (Details) - Schedule of share-based compensation expense for stock options using the Black-Scholes option pricing model	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of share-based compensation expense for stock options using the Black-Scholes option pricing model [Abstract]
Dividend yield
Expected volatility	35.00%	32.70%	32.40%
Risk-free interest rate	1.85%	2.79%	2.93%
Expected life (years)	10 years	10 years	10 years